General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and administrative expenses
Summary of General and administrative expenses
	December 31, 2024	December 31, 2023	December 31, 2022
Professional fees	$54,310	$23,841	$31,080
Bank charges	886	666	3,705
Listing and filing fees	19,929	25,183	15,549
Office and miscellaneous	19,219	22,572	23,861
Consulting (Note 9)	86,397	86,749	103,671
Foreign exchange	1,500	191	4,712
	$182,241	$159,202	$182,578